Prepayments and Other Non-Financial Assets - Summary of Prepayments and Other Non-Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Subscribers contract costs	₱ 26,906	₱ 28,817
Advances to suppliers and contractors	23,825	29,486
Prepaid taxes	5,228	6,968
Prepaid fees and licenses	1,947	2,084
Prepaid benefit costs (Note 25)	810	975
Prepaid repairs and maintenance	541	862
Prepaid rent	319	371
Prepaid insurance	145	144
Other prepayments	1,822	1,168
Other non-financial assets	1,134	1,029
Prepayments and other nonfinancial assets	62,677	71,904
Less current portion of prepayments and other nonfinancial assets	16,191	9,975	₱ 13,215
Noncurrent portion of prepayments and other nonfinancial assets	₱ 46,486	₱ 61,929	₱ 80,365